Note 4 - Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of the effect of adoption of new accounting pronouncuement [text block]
September 30, 2019	Note	As reported	Adjustments	Amounts without adoption of IFRS 16
Assets
Right-of-use assets, net		$320,454	$320,454	$-
Total Assets		1,474,058	320,454	11,153,604

Liability
Lease obligation		289,825	289,825	-
Total Liabilities		1,065,625	289,825	775,800

Equity
Deficit		(25,266,103)	30,629	(25,296,732)
Total equity		408,434	30,629	377,805
Total Equity and Liabilities		1,474,058	320,454	1,153,604
For the period ended September 30, 2019	Note	As reported	Adjustments	Amounts without adoption of IFRS 16
Depreciation		$137,568	$128,858	$8,710
Selling, general and administrative expenses		650,534	(157,046)	807,580
Net Profit for the Period		(226,053)	28,188	(254,241)
Total Comprehensive Income		(231,276)	28,188	(259,464)
Operating lease commitments as at January 1, 2019	$436,455
Effect of discounting using the incremental borrowing rate	17,235
Lease contract for where right-to-use has commenced	(163,865)
Lease liability recognized during period ended September 30, 2019	$289,825